Dividends - Summary of Dividends to Shareholders (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [abstract]
Dividends to shareholders	£ 3,977	£ 3,953	£ 3,927